Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments And Risk Management
Schedule of classification of financial instruments at fair value

	Measured at fair value through profit or loss		Amortized cost
	2022	2021	2022	2021
Assets
Cash and bank deposits	168,994	116,123	-	-
Cash equivalents	41	370,135	-	-
Financial investments	423,418	373,689	-	-
Trade receivables	-	-	887,734	850,683
Derivative assets	29,256	114,060	-	-
Deposits (a)	-	-	2,068,593	1,373,109
Other credits and amounts	-	-	232,633	189,017

Liabilities
Loans and financing (b)	17,753	162,568	11,967,138	11,737,462
Leases	-	-	11,206,959	10,762,984
Suppliers	-	-	2,319,954	1,898,970
Suppliers - factoring		-	29,941	22,733
Derivative liabilities	536	-	-	-
Other liabilities	-	-	692,171	1,023,700
(a)	Excludes court deposits, as described in Note 9.
(b)	The amounts on December 31, 2022 and December 31, 2021, classified as measured at fair value through profit or loss, are related to the derivative contracted through Exchange Senior Notes.

Schedule of derivative financial instruments

	Derivatives					Non-derivative
	Fuel	Interest rate	Foreign curency rate	Capped call	ESN	Revenue hedge	Total
Fair value changes
Rights (obligations) with derivatives on December 31, 2020	34,166	-	1,683	87,663	(346,030)	-	(222,518)
Gains (losses) recognized in income (expenses)	-	-	635	19,507	183,462	-	203,604
Gains recognized in equity valuation adjustments	98,821	-	-	-	-	-	98,821
Settlements (payments) during the year	(126,097)	-	(2,318)	-	-	-	(128,415)
Rights (obligations) with derivatives on December 31, 2021	6,890	-	-	107,170	(162,568)	-	(48,508)
Gains (losses) recognized in income (expenses)	-	(688)	417	(100,168)	144,815	-	44,376
Gains recognized in equity valuation adjustment	(38,100)	-	-	-	-	-	(38,100)
Settlements (payments) during the year	53,465	152	(417)	-	-	-	53,200
Rights (obligations) with derivatives on December 31, 2022	22,255	(536)	-	7,002	(17,753)	-	10,968
Derivative assets – Current	9,248	-	-	7,002	-	-	16,250
Derivative assets – Non-current	13,006	-	-	-	-	-	13,006
Loans and financing	-	-	-	-	(17,753)	-	(17,753)
Derivative liabilities – Current	-	(519)	-	-	-	-	(519)
Derivative liabilities – Non-Current	-	(17)	-	-	-	-	(17)

Changes in the equity valuation adjustments
Balances on December 31, 2020	(164,789)	(303,207)	-	-	-	(843,080)	(1,311,076)
Fair value adjustments during the year	98,821	-	-	-	-		98,821
Adjustments of hedge accounting of revenue	-	-	-	-	-	222,873	222,873
Net reversals to income (expenses)	56,740	6,378	-	-	-	7,463	70,581
Balance on December 31, 2021	(9,228)	(296,829)	-	-	-	(612,744)	(918,801)
Fair value adjustments during the year	(38,100)	-	-	-	-		(38,100)
Adjustments of hedge accounting of revenue		-	-	-	-	175,675	175,675
Net reversal to income (expenses)	47,328	6,280	-	-	-	114,265	167,873
Balances on December 31, 2022	-	(290,549)	-	-	-	(322,804)	(613,353)

Effects on income (expenses)	(47,328)	(6,968)	417	(100,168)	144,815	(289,940)	(299,172)
Revenue	-	-	-	-	-	(119,180)	(119,180)
Aircraft fuel	(9,228)	-	-	-	-	-	(9,228)
Derivative financial instruments	(38,100)	(6,968)	417	(90,601)	132,626	-	(2,626)
Monetary and foreign exchange rate variation, net	-	-	-	(9,567)	12,189	(170,760)	(168,138)

Schedule of reclassification to profit or loss

	2023	2024	2025	2026	2027	2027 onwards	Total
Interest rate	(20,397)	(34,691)	(36,490)	(36,317)	(35,661)	(126,993)	(290,549)
Revenue hedge	(199,933)	(122,871)	-	-	-	-	(322,804)
Total	(220,330)	(157,562)	(36,490)	(36,317)	(35,661)	(126,993)	(613,353)

Schedule of fuel risk

	Fuel
	Barrel price (in USD)	Impact (in thousand of Reais)
Decline in prices/barrel (-25%)	60.34	(18,121)
Decline in prices/barrel (-10%)	72.41	(10,192)
Increase in prices/barrel (+10%)	88.50	11,042
Increase in prices/barrel (+25%)	100.56	38,703

Schedule of fluctuations in interest rates

	Financial investments net of financial debt (a)
Risk	CDI rate increase	Libor rate increase
Reference rates	13.65%	4.32%
Exposure amount (probable scenario) (b)	(872,649)	(2,230,646)
Remote favorable scenario (-25%)	31,335	24,080
Possible favorable scenario (-10%)	12,534	9,632
Possible adverse scenario (+10%)	(12,534)	(9,632)
Remote adverse scenario (+25%)	(31,335)	(24,080)
(a)	Refers to the sum of the amounts invested and raised in the financial market and indexed to the CDI and Libor rates.
(b)	Book balances recorded as of December 31, 2022.

Schedule of foreign currency exposure

	2022	2021
Assets
Cash, cash equivalents and financial investments	274,186	153,040
Trade receivables	215,113	171,473
Deposits	2,068,593	1,373,109
Derivative assets	29,256	114,060
Total Assets	2,587,148	1,811,682

Liabilities
Loans and financing	(10,797,091)	(10,677,266)
Leases	(10,940,049)	(10,724,976)
Suppliers	(461,134)	(497,877)
Provisions	(2,601,195)	(2,679,833)
Total Liabilities	(24,799,469)	(24,579,952)

Exchange rate exposure liabilities	(22,212,321)	(22,768,270)

Commitments not recorded in the statements of financial position
Future obligations resulting from firm aircraft orders	(20,574,804)	(21,947,804)
Total	(20,574,804)	(21,947,804)

Total exchange rate exposure R$	(42,787,125)	(44,716,074)
Total exchange rate exposure - US$	(8,200,380)	(8,012,915)
Exchange rate (R$/US$)	5.2177	5.5805

Schedule of foreign currency risk

	Exchange rate	Effect on income (expenses)
Net liabilities exposed to the risk of appreciation of the U.S. dollar	5.2177	22,212,321
Dollar depreciation (-25%)	3.9133	5,553,080
Dollar depreciation (-10%)	4.6959	2,221,232
Dollar appreciation (+10%)	5.7395	(2,221,232)
Dollar appreciation (+25%)	6.5221	(5,553,080)

Schedule of financial liability

	Less than 6 months	6 to 12 months	1 to 5 years	More than 5 years	Total
Loans and financing	723,756	402,873	10,055,253	803,009	11,984,891
Leases	1,210,715	737,543	4,886,666	4,372,035	11,206,959
Suppliers	2,274,503	-	45,451	-	2,319,954
Suppliers – factoring	29,941	-	-	-	29,941
Derivative liabilities	260	259	17	-	536
Other liabilities	225,752	154,096	312,323	-	692,171
On December 31, 2022	4,464,927	1,294,771	15,299,710	5,175,044	26,234,452

Loans and financing	478,566	156,048	10,373,517	891,899	11,900,030
Leases	1,209,215	848,472	5,159,608	3,545,689	10,762,984
Suppliers	1,820,056	-	78,914	-	1,898,970
Suppliers – factoring	22,733	-	-	-	22,733
Other liabilities	455,251	-	568,449	-	1,023,700
On December 31, 2021	3,985,821	1,004,520	16,180,488	4,437,588	25,608,417

Schedule of classifications of the valuation method

		2022		2021
	Fair value level	Book value	Fair value	Book value	Fair value
Cash and cash equivalents	Level 1	168,994	168,994	156,996	156,996
Cash and cash equivalents	Level 2	41	41	329,262	329,262
Financial investments	Level 1	-	-	2,042	2,042
Financial investments	Level 2	423,418	423,418	83,592	83,592
Derivatives assets	Level 2	29,256	29,256	114,060	114,060
Loans and financing	Level 1	(17,753)	(17,753)	(162,568)	(162,568)
Derivatives liabilities	Level 2	(536)	(536)	-	-

Schedule of capital management

	2022	2021
Total loans and financing	11,984,891	11,900,030
Total leases	11,206,959	10,762,984
(-) Cash and cash equivalentes	(169,035)	(486,258)
(-) Financial investments	(423,418)	(373,689)
Net indebtedness	22,599,397	21,803,067